T. ROWE PRICE Inflation Protected Bond Fund
February 28, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 1.4%
Car Loan 0.6%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  330 334
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1) 700 715
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1) 240 242
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23  285 291
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  545 550
Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1) 800 821
2,953
Other Asset-Backed Securities 0.8%
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.232%, 11/20/28 (1) 296 296
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 21 21
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 580 592
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.455%, 1/25/32 (1) 570 570
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 20 19
MVW Owner Trust
Series 2018-1A, Class A
3.45%, 1/21/36 (1) 326 339
Octagon Investment Partners XXIII
Series 2015-1A, Class A2R, CLO, FRN
3M USD LIBOR + 1.00%, 1.241%, 7/15/27 (1) 480 478
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%, 7/15/27 (1) 385 381

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 635 635
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.561%, 10/15/32 (1) 1,080 1,080
Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1) 35 35
4,446
Total Asset-Backed Securities
(Cost $7,340) 7,399
CORPORATE BONDS 1.0%
FINANCIAL INSTITUTIONS 0.6%
Banking 0.1%
Ally Financial, 1.45%, 10/2/23  440 447
447
Finance Companies 0.5%
AerCap Ireland Capital, 3.50%, 5/26/22  1,250 1,288
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 330 349
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 915 957
2,594
Total Financial Institutions 3,041
INDUSTRIAL 0.4%
Consumer Cyclical 0.4%
Hyundai Capital America, 1.25%, 9/18/23 (1) 800 809
Nissan Motor, 3.043%, 9/15/23 (1) 485 510
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 795 799
2,118
Energy 0.0%
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 85 86
86
Total Industrial 2,204
Total Corporate Bonds
(Cost $5,128) 5,245
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.8%
Owned No Guarantee 0.8%
Consorcio Transmantaro, 4.375%, 5/7/23  600 638
Ecopetrol, 5.875%, 9/18/23  850 944

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Pertamina Persero, 4.875%, 5/3/22  1,200 1,253
Perusahaan Listrik Negara, 5.50%, 11/22/21  1,000 1,035
State Grid Overseas Investment, 2.125%, 5/18/21  600 602
Total Foreign Government Obligations & Municipalities
(Cost $4,410) 4,472
MUNICIPAL SECURITIES 0.7%
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  55 55
Denver City & County Airport System, Series C, 1.115%, 11/15/24  80 81
136
Georgia 0.0%
Atlanta Water & Wastewater, 0.191%, 11/1/21  45 45
Atlanta Water & Wastewater, 0.271%, 11/1/22  45 45
Atlanta Water & Wastewater, 0.407%, 11/1/23  45 45
Atlanta Water & Wastewater, 0.616%, 11/1/24  45 44
179
Hawaii 0.1%
Hawaii, Series GB, GO, 0.571%, 10/1/23  585 589
589
Illinois 0.3%
Illinois, Series A, GO, 2.84%, 10/1/23  1,350 1,372
1,372
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 0.747%, 6/1/21  225 225
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  100 100
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  100 101
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  225 226
652
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series
B, 1.36%, 12/1/21  55 55
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series
B, 1.61%, 12/1/22  50 51
106
Oklahoma 0.0%
Oklahoma Turnpike Auth., Series B, 0.491%, 1/1/22  90 90
90
Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%, 8/15/42
(Tender 8/15/22)  225 228
Dallas Area Rapid Transit, 0.247%, 6/1/21  30 30
Dallas Area Rapid Transit, 0.297%, 12/1/21  60 60
Dallas Area Rapid Transit, 0.397%, 12/1/22  45 45

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dallas Area Rapid Transit, 0.541%, 12/1/23  30 30
Dallas Area Rapid Transit, 0.761%, 12/1/24  25 25
418
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Series A, 0.797%, 6/1/21  160 160
Tobacco Settlement Fin. Auth., Series A, 1.497%, 6/1/24  180 183
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
0.947%, 6/1/22  90 90
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  135 136
569
Total Municipal Securities
(Cost $4,075) 4,111
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.2%
Collateralized Mortgage Obligations 2.1%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 246 252
Bayview Mortgage Fund IVb Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 677 685
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 202 208
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.318%, 1/25/30  392 381
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 7/25/30  414 409
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 8/25/30  199 195
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  670 663
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  504 499
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 248 250

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 209 216
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1) 71 71
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 237 238
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.068%, 7/25/44 (1) 14 14
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1) 393 397
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 235 244
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 898 948
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 35 35
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 263 267
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1) 221 223
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1) 228 230
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 805 826
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 193 198
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 2/25/60 (1) 106 107
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 151 154
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 133 135

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 213 219
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 150 153
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1) 183 185
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1) 180 183
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.068%, 12/25/30 (1) 475 475
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 9/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 9/25/48 (1) 350 352
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 10/25/48 (1) 67 67
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 2/25/50 (1) 144 144
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.859%, 1/25/50 (1) 26 26
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 3/25/50 (1) 263 264
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.145%, 11/25/50 (1) 475 475
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1) 28 28
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 38 38
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 80 82
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 94 95

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 111 112
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1) 92 93
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 102 104
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1) 299 301
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1) 148 150
11,393
Commercial Mortgage-Backed Securities 0.1%
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 1.712%, 4/15/34 (1) 560 553
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.59%, 1.702%, 4/15/32 (1) 270 262
815
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $12,170) 12,208
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
U.S. Government Obligations 0.1%
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  347 368
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $350) 368
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 92.4%
U.S. Treasury Obligations 92.4%
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  2,080 2,152
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  13,557 14,584
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  6,197 7,189
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  4,643 5,514
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  1,721 2,061
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  10,890 13,462
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  7,908 9,963

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  687 878
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  12,201 15,695
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  2,850 3,819
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28  243 295
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  1,368 2,020
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29  7,062 9,122
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22  13,286 13,814
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  29,904 31,306
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  7,005 7,570
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  1,823 1,972
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  56,476 61,630
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  11,193 12,286
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30 (2) 24,607 26,875
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  36,730 40,242
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  7,408 8,075
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  6,869 7,455
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  12,792 14,175
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  42,812 45,755
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  6,920 7,625
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  9,001 9,981
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  8,466 9,452
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  11,154 12,057
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  9,889 11,092
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  16,694 17,735
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  50,267 56,071
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  7,336 8,423
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  9,250 10,710
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $474,200) 501,055
SHORT-TERM INVESTMENTS 1.7%
Commercial Paper 0.8%
4(2) 0.8%(3)
BAT International Finance, 0.28%, 3/12/21  1,070 1,070
BAT International Finance, 0.352%, 4/22/21  1,545 1,544
Ovintiv, 0.95%, 3/26/21  1,630 1,630
Total Commercial Paper 4,244

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 0.05% (4)(5) 4,725 4,725
Total Short-Term Investments
(Cost $8,968) 8,969
Total Investments in Securities 100.3%
(Cost $516,641) $ 543,827
Other Assets Less Liabilities (0.3)% (1,367)
Net Assets 100.0% $ 542,460
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $19,795 and represents 3.6% of net assets.
(2) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(3) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $4,244 and represents 0.8% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
FRN Floating Rate Note
GO General Obligation
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Zero-Coupon Inflation Swaps 0.3%
Barclays Bank, 2 Year Zero-Coupon
Inflation Swap Pay Fixed 0.285% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 3/27/23 29,300 1,550 — 1,550
Total Bilateral Zero-Coupon Inflation Swaps — 1,550
Total Bilateral Swaps — 1,550
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Zero-Coupon Inflation Swaps 0.0%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 1.565% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/20/22 16,000 287 — 287
2 Year Zero-Coupon Inflation Swap Pay
Fixed 2.249% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/27/23 13,800 53 — 53
Total Centrally Cleared Zero-Coupon Inflation Swaps 340
Total Centrally Cleared Swaps 340
Net payments (receipts) of variation margin to date (329)
Variation margin receivable (payable) on centrally cleared swaps $ 11

T. ROWE PRICE Inflation Protected Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 578 U.S. Treasury Long Bond contracts 6/21 92,029 $ (871)
Long, 224 U.S. Treasury Notes five year contracts 6/21 27,769 (151)
Short, 147 U.S. Treasury Notes ten year contracts 6/21 (19,510) 108
Long, 26 U.S. Treasury Notes two year contracts 6/21 5,740 (5)
Short, 158 Ultra U.S. Treasury Bonds contracts 6/21 (29,872) 115
Short, 507 Ultra U.S. Treasury Notes ten year
contracts 6/21 (74,703) 723
Net payments (receipts) of variation margin to date (262)
Variation margin receivable (payable) on open futures contracts $ (343)

T. ROWE PRICE Inflation Protected Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.05% $ — $ — $ 12
T. Rowe Price Short-Term Fund, 0.10% — — —++
Totals $ —# $ — $ 12+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Treasury Reserve
Fund, 0.05% $ 314  ¤  ¤ $ 4,725
T. Rowe Price Short-Term Fund,
0.10% 9,240  ¤  ¤ —
Total $ 4,725^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,725.

T. ROWE PRICE Inflation Protected Bond Fund
Unaudited
Notes to Portfolio of Investments
13
T. Rowe Price Inflation Protected Bond Fund, Inc.  (the fund)  is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Inflation Protected Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Inflation Protected Bond Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Inflation Protected Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F147-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 534,858 $ — $ 534,858
Short-Term Investments 4,725 4,244 — 8,969
Total Securities 4,725 539,102 — 543,827
Swaps* — 1,890 — 1,890
Futures Contracts* 946 — — 946
Total $ 5,671 $ 540,992 $ — $ 546,663
Liabilities
Futures Contracts* $ 1,027 $ — $ — $ 1,027
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.